Segment Reporting and Concentration Of Risk (Tables)	12 Months Ended
Dec. 31, 2012
Revenues Generated From Each Segment

The following table summarizes the Company’s revenues generated from each segment:

		Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

		Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

		Year Ended December 31, 2012
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	85,662	837,367	(60,147)	862,882
Depreciation	(108,367)	(136,306)	0	(244,673)
Inventory write-downs	(757)	(180,143)	0	(180,900)
Gross (loss) profit	(113,551)	(265,960)	26,919	(352,592)

Net Revenues, Based On Geographic Location Of Customers

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Mainland China	858,988	833,387	275,625
Europe	892,803	619,531	290,671
Asia Pacific excluding mainland China	566,172	571,325	221,940
North America	191,384	133,570	74,646

Total net revenue	2,509,347	2,157,813	862,882

Cash And Cash Equivalents And Pledged Bank Deposits Held

As of December 31, 2012, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$283,313 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	508	193	1,540,214	0
In Hong Kong	3,220	3,328	19	100
In USA	18,703	0	0	0
In European Union	0	8,436	0	0

Total in original currency	22,431	11,957	1,540,233	100

US$ equivalent	22,431	15,823	245,046	13

Outstanding Accounts Receivable With Individual Customer in Excess of 10% of Total Accounts Receivables

As of December 31, 2011 and 2012, outstanding accounts receivable with individual customer in excess of 10% of total accounts receivables is as follows:

	December 31, 2011	December 31, 2012
Customer A	42,120	16,235

Outstanding Prepayments To Individual Suppliers

As of December 31, 2011 and 2012, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2011	December 31, 2012
Supplier A	4,233	11,392
Supplier B	4,746	0